Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule of compensation paid to key management personnel	The following table details the compensation paid to key management personnel:

Year ended December 31	2022	2021	2020
Salaries, fees and short-term benefits	$595	$662	$771
Share-based payments	38	50	230

	$633	$712	$1,001